SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per ordinary share (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A common stock
Numerator:
Allocation of net income (loss), as adjusted	$ (709,581)	$ (9,219,543)	$ (7,350,686)	$ 4,677,202
Denominator:
Basic weighted average shares outstanding	11,693,875	23,000,000	16,353,211	23,000,000
Diluted weighted average shares outstanding	11,693,875	23,000,000	16,353,211	23,000,000
Basic net income (loss) per ordinary share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20
Class B common stock
Numerator:
Allocation of net income (loss), as adjusted	$ (348,909)	$ (2,304,886)	$ (1,837,671)	$ 1,169,301
Denominator:
Basic weighted average shares outstanding	5,750,000	5,750,000	5,529,817	5,750,000
Diluted weighted average shares outstanding	5,750,000	5,750,000	5,529,817	5,750,000
Basic net income (loss) per ordinary share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.06)	$ (0.40)	$ (0.42)	$ 0.20